Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2013
Asset Acquired and Liabilities Assumed on Acquisition

Final determinations of the purchase price allocation for these acquisitions have been completed, and are aggregated by year of purchase in the following table:

	Fiscal 2013 Acquisitions			Fiscal 2012 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$67,397			$84,693
Property, plant and equipment		46,306			30,096
Goodwill	N/A	260,789		N/A	55,177
Tradenames—indefinite lives	N/A	38,448		N/A	26,986
Other intangible assets	9	103,593		14	43,062
Other long-term assets		8,171			3,066

Total Assets Acquired		$524,704			$243,080

Liabilities assumed		(120,372)			(64,743)

Net Assets Acquired		$404,332	(1)		$178,337	(2)

(1)	Figure includes cash acquired of $6.9 million.
(2)	Figure includes cash acquired of $12.3 million.

Property, Plant and Equipment

May 31,	2013	2012
(In thousands)
Land	$45,281	$36,767
Buildings and leasehold improvements	311,869	291,026
Machinery and equipment	770,973	723,172

Total property, plant and equipment, at cost	1,128,123	1,050,965
Less: allowance for depreciation and amortization	635,760	632,133

Property, plant and equipment, net	$492,363	$418,832

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 30 years
Buildings and improvements	3 to 50 years
Machinery and equipment	1 to 30 years

Major Classes of Inventories

 Inventories were composed of the following major classes:

May 31,	2013	2012
(In thousands)
Raw material and supplies	$185,590	$160,869
Finished goods	363,090	329,109

Total Inventory	$548,680	$489,978

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Interest (income)	$(6,814)	$(5,031)	$(5,058)
Loss (gain) on sale of marketable securities	(11,664)	862	(9,675)
Other-than-temporary impairment on securities	14,279	1,604	693
Dividend (income)	(1,979)	(1,621)	(1,642)

Investment (income), net	$(6,178)	$(4,186)	$(15,682)

Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2013	2012	2011
(In thousands)
Royalty (income), net	$(2,069)	$(1,520)	$(1,249)
Loss on Brazil operational repositioning	6,087
Loss on Kemrock conversion option	9,030
(Income) loss related to unconsolidated equity affiliates	44,671	(8,079)	(1,148)

Other expense (income), net	$57,719	$(9,599)	$(2,397)